DISCONTINUED OPERATIONS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			7 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jul. 28, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Administrative expenses	$ (550)	¥ (3,996)	¥ (4,879)		$ (1,820)	¥ (12,883)	¥ (25,248)	¥ (11,076)
Finance costs	(4)	(30)	(44)		(7)	(48)	191	(166)
Finance income	6	42	3		1	5	13	13
LOSS BEFORE INCOME TAX	(17)	(122)	(4,506)		(1,177)	(8,337)	(23,338)	(48,979)
Income tax expense								(5,095)
LOSS FOR THE PERIOD FROM THE DISCONTINUED OPERATIONS					$ (307)	¥ (2,175)	6,906	(3,857)
PSTT [Member]
IfrsStatementLineItems [Line Items]
Revenue			12,216	¥ 12,748			20,306	18,735
Cost of sales			(5,376)	(5,872)			(14,485)	(18,494)
GROSS PROFIT			6,840	6,876			5,821	241
Selling and distribution expenses			(420)	(442)			(700)	(922)
Administrative expenses			(5,139)	(5,699)			(11,501)	(11,793)
Other income			142	142			205	(782)
Impairment losses on financial assets			(10,763)	(9,931)			1,073	(3,330)
Finance costs			(1,886)	(1,906)			(3,586)	(4,193)
Finance income			8,098	8,785			15,594	16,922
LOSS BEFORE INCOME TAX			(3,128)	(2,175)			6,906	(3,857)
Income tax expense			(1,827)	(1,931)			(5,864)	(7,230)
LOSS FOR THE PERIOD FROM THE DISCONTINUED OPERATIONS			(4,955)	(4,106)			1,042	(11,087)
ATTRIBUTABLE TO:
Owners of the Company			(6,236)	(5,504)			(1,285)	(4,268)
Non-controlling interests			¥ 1,281	¥ 1,398			¥ 2,327	¥ (6,819)